Tax Matters - Disclosure Of Income tax expense (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Current	S/ 202,526	S/ 161,066	S/ 56,761
Deferred	(142,707)	(70,896)	(27,378)
Income tax	S/ 59,819	S/ 90,170	S/ 29,383